SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Escrow deposit to acquire assets from Las Vegas restaurants			$ 729,352
Security deposits	$ 175,794	182,531	209,844
Tenant improvement receivable	72,000	300,270	370,335
Loan to Won Zo Whittier	100,300	100,300	100,300
Others	563,677	452,889	521,526
Total other assets	$ 911,771	$ 1,035,990	$ 1,931,357